Inventories	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Inventories

7. Inventories

Inventories, consisted of the followings:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Products	190,480	131,828
Raw materials	29,671	13,725
Inventories	220,151	145,553

The Company purchases raw materials such as fabric and buttons from various suppliers and outsources them to third party manufacturing companies for production and processing.